Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
OPERATING ACTIVITIES.
Net Loss	$ (2,556,000)	$ (2,246,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	241,000	188,000
Amortization debt discount, debt issuance cost	854,000	1,044,000
Share based compensation	114,000	190,000
Gain on fair value of derivative liabilities	(942,000)
Changes in operating assets and liabilities
Accounts receivable	(1,550,000)	(19,000)
Unbilled accounts receivable	(4,469,000)	1,434,000
Prepaid expenses	148,000	184,000
Other current assets	81,000	(93,000)
Deposits - workers' compensation	82,000	(892,000)
Deposits and other assets		26,000
Accounts payable	739,000
Payroll related liabilities	3,656,000	(1,988,000)
Accrued workers' compensation	1,847,000	1,068,000
Other current liabilities	260,000	(726,000)
Net cash used in operating activities	(1,495,000)	(1,590,000)
INVESTING ACTIVITIES
Purchase of fixed assets	(17,000)	(493,000)
Net cash used in investing activities	(17,000)	(493,000)
FINANCING ACTIVITIES
Proceeds from exercise of warrants		660,000
Net cash provided by financing activities		660,000
Net decrease in cash	(1,512,000)	(1,423,000)
Cash - Beginning of Period	1,561,000	1,650,000
Cash - End of Period	49,000	227,000
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest		133,000
Non-cash Investing and Financing Activities:
Conversion of debt and accrued interest into common stock		$ 1,645,000